As filed with the Securities and Exchange Commission on November 15, 2016

1933 Act File No. 333-211040

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)(Number, Street, City, State, Zip Code)

1-800-836-2211

(Registrant’s Area Code and Telephone Number)

Michael D. Daniels

Wilmington Funds

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Service Class, Administrative Class, Select Class and Institutional Class shares of beneficial interest, without par value, of the Wilmington U.S. Government Money Market Fund, a series of the Registrant.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Wilmington Funds is being made for the purpose of filing the final versions of the plan of reorganization Exhibit (o)(iii) and tax opinion Exhibit (i)(ii) to Part C of the Registration Statement.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to the Registrant’s Prospectus/Information Statement included in the definitive materials electronically filed with the SEC on June 22, 2016 on Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (SEC Accession No. 0001193125-16-629111).

PART B

STATEMENT OF ADDITIONAL INFORMAITON

Part B is incorporated by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on June 22, 2016 on the Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (SEC Accession No. 0001193125-16-629111).

PART C	OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, a Delaware Statutory Trust, dated March 6, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(a)(ii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(a)(iii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated March 1, 2012, changing its name to “Wilmington Funds”, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(ii)	Sub-Advisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(iii)	Sub-Advisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(iv)	Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (Parametric Portfolio Associates LLC) dated September 23, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(d)(v)	Investment Advisory Agreement dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(d)(vi)	Sub-Advisory Agreement dated March 12, 2012 among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. , incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(vii)	Assignment of Sub-Advisory Agreement dated as of March 12, 2012 among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and LSV Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(d)(viii)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Northern Cross LLC) dated November 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(ix)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Dimensional Fund Advisors LP), dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(x)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Parametric Portfolio Associates LLC) dated March 12, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(d)(xi)	Fee Allocation Letter dated August 21, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xii)	Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Oberweis Asset Management, Inc.) dated October 14, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xiii)	Form of Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (J O Hambro Capital Management Limited) , incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(d)(xiv)	Form of Sub-Advisory Agreement for Wilmington Global Alpha Equities Fund (Wellington Capital Management LLP) (to be filed by amendment).

(e)(i)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 11, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(ii)	Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. dated May 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(iii)	Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. dated (to be filed by amendment).

(f)	Not applicable.

(g)(i)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(g)(ii)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(g)(iii)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York (to be filed by amendment).

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)(1)	Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(h)(ii)(2)	Amendment No. 1 to Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(h)(iii)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(h)(v)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (to be filed by amendment).

(h)(vi)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Exhibit 7(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(h)(vii)	Conformed copy of Shareholder Services Plan, incorporated by reference to Exhibit 13(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(h)(viii)	Conformed copy of Amended Shareholder Services Plan (to be filed by amendment).

(h)(ix)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(x)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(xi)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(h)(xii)	Amendment to Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated (to be filed by amendment).

(h)(xiii)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xiv)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xv)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(i)(ii)	Conformed copy of Tax Opinion of Counsel as to legality of shares being registered (filed herewith)

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Conformed copy of Rule 12b-1 Plan of the Registrant, incorporated by reference to Exhibit 10(a) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(m)(ii)	Amendment to Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(m)(iii)	Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Exhibit 7(b) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant, incorporated by reference to Exhibit 10(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(n)(ii)	Amendment to Multiple Class Plan of the Registrant (to be filed by amendment).

(o)(i)	Conformed copy of Power of Attorney of Chairman and Trustee, Nicholas A. Giordano, Chief Executive Officer, Richard J. Berthy, President, Christopher D. Randall, Chief Financial Officer and Treasurer, Christopher W. Roleke, Trustee, Robert H. Arnold, Trustee, Joseph J. Castiglia, Trustee, John S. Cramer, Trustee, Daniel R. Gernatt, Jr., and Trustee, Richard B. Seidel, dated August 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(o)(ii)	Conformed copy of Power of Attorney of Trustee, Donald E. Foley, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

(o)(iii)	Plan of Reorganization dated March 15, 2016 by Wilmington Funds on behalf of all of the shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (filed herewith).

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, amended September 30, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of Rodney Square Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(vi)	Copy of Code of Ethics of CBRE Clarion Securities, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(vii)	Copy of Revised Code of Ethics of Pacific Investment Management Company LLC dated July 1, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

(p)(viii)	Copy of Revised Code of Ethics of Parametric Risk Advisors, LLC dated September 15, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

(p)(ix)	Copy of Revised Code of Ethics of Northern Cross LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(p)(x)	Copy of Code of Ethics of Oberweis Asset Management, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(xi)	Copy of Code of Ethics of J O Hambro Capital Management Limited, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(xii)	Copy of Revised Code of Ethics of Dimensional Fund Advisors LP dated December 11, 2015, effective January 1, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

(p)(xiii)	Copy of Revised Code of Ethics of Parametric Portfolio Associates LLC dated September 15, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

(p)(xiv)	Copy of Code of Ethics of Wellington Capital Management LLP (to be filed by amendment).

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a) Wilmington Funds Management Corporation (“WFMC”), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. Wilmington Trust Investment Advisors, Inc. (“WTIA”), also a subsidiary of M&T Bank, performs investment sub-advisory services for the Registrant. As of June 30, 2016, WFMC, WTIA and their affiliates managed approximately $11.2 billion in mutual fund assets. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $123 billion bank holding company as of June 30, 2016, which is headquartered in Buffalo, New York. As of June 30, 2016, M&T Bank had over 800 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia and offices in Ontario, Canada and George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. Except for Wilmington Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of WTIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with WTIA.

(b)

Name	Position with WTIA	Other Substantial Business, Profession, Vocation or Employment
Rene F. Jones One M&T Plaza, 19th Floor Buffalo, NY 14203-2399	Chairman of the Board	Vice Chairman, M&T Bank Corporation

Anthony M. Roth 1100 N. Market St, 9th Floor Wilmington, DE 19890	President, Chief Executive Officer and Chief Investment Officer, Director	Senior Vice President, M&T Bank

William J. Farrell II 1100 N. Market St, 12th Floor Wilmington, DE 19890	Director	Executive Vice President, M&T Bank Corporation

Carl W. Jordan 701 Seneca Street, 3rd Floor Buffalo, NY 14210	Director	Senior Vice President, M&T Bank

Dominick J. D’Eramo 1100 N. Market St, 9th Floor Wilmington, DE 19890	Director	Group Vice President, M&T Bank

Richard A. Shatzkin 25 S. Charles Street, 12th Floor Baltimore, MD 21202	Director	Administrative Vice President, M&T Bank

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Senior Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Taylor Ames	Vice President	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Wilmington Funds	111 South Calvert Street, 26th floor Baltimore, Maryland 21202

The Bank of New York Mellon (“Co-Administrator, Accountant, Custodian and Transfer Agent and Dividend Disbursing Agent”)	225 Liberty Street New York, New York 10286

Wilmington Funds Management Corporation, a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser”)	1100 N. Market Street Wilmington, Delaware 19890

Wilmington Trust Investment Advisors, Inc., a subsidiary of Manufacturers and Traders Trust Company (“Investment Sub-Adviser and Co-Administrator”)	111 South Calvert Street, 26th floor Baltimore, Maryland 21202

LSV Asset Management (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	One North Wacker Drive, Suite 4000 Chicago, Illinois 60606

Dimensional Fund Advisors LP (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	6300 Bee Cave Road, Building One Austin, Texas 78746

Northern Cross LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	125 Summer Street Boston, Massachusetts 02110

Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	1918 Eighth Avenue, Suite 3100 Seattle, Washington 98101

Oberweis Asset management, Inc. (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	3333 Warrenville Road, Suite 500 Lisle, Illinois 60532

J O Hambro Capital Management Limited (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	14 Ryder Street, Ground Floor London, England SW1Y 6QB

CBRE Clarion Securities LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	201 King of Prussia Road, Suite 600 Radnor, Pennsylvania 19087

Pacific Investment Management Company, LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	840 Newport Center Drive Newport Beach, California 92660

Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	1918 Eighth Avenue, Suite 3100 Seattle, Washington 98101

Wellington Capital Management LLP (“Sub-Adviser” to the Wilmington Global Alpha Equities Fund)	280 Congress Street Boston, Massachusetts 0221-

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Wilmington Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooklyn and the State of New York, on the 15th day of November, 2016.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
November 15, 2016

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/ Lisa R. Grosswirth
	Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	November 15, 2016

	Nicholas A. Giordano*	Chairman of the Board and Trustee

	/s/ Richard J. Berthy Richard J. Berthy	Chief Executive Officer
(Principal Executive Officer)

	/s/ Christopher W. Roleke Christopher W. Roleke	Chief Financial Officer and Treasurer
(Principal Financial Officer)

	Christopher D. Randall*	President

	Robert H. Arnold*	Trustee

	Joseph J. Castiglia*	Trustee

	John S. Cramer*	Trustee

	Donald E. Foley*	Trustee

	Daniel R. Gernatt, Jr.*	Trustee

	Richard B. Seidel*	Trustee

*	By Power of Attorney

EXHIBIT INDEX

WILMINGTON FUNDS

Exhibit #	Title of Exhibit

(i)(ii)	Conformed copy of Tax Opinion of Counsel as to legality of shares being registered.

(o)(iii)	Plan of Reorganization dated March 15, 2016 by Wilmington Funds on behalf of all of the shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund.